UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2010

Check here if Amendment  [ ]; Amendment Number: _________

  This Amendment (Check only one.):     [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Friedman Fleischer & Lowe GP II, L.P.
Address:     One Maritime Plaza, Ste 2200
     San Francisco, California 94111

Form 13F File Number:  28-13725


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patty Nykodym
Title:     Chief Financial Officer
Phone:     (415) 402-2100

Signature, Place, and Date of Signing:

 /s/ Patty Nykodym          San Francisco, CA      February 4, 2011
______________________ _________________________   ________________
      [Signature]          [City, State]                  [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      1

Form 13F Information Table Value Total:      $80,255 (thousands)

List of Other Included Managers:             None